Investment Objectives and Goals	Oct. 28, 2026
USCF Midstream Energy Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF MIDSTREAM ENERGY INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the USCF Midstream Energy Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks capital appreciation.
USCF Dividend Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF DIVIDEND INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The primary investment objective of the USCF Dividend Income Fund (the “Fund”) is to seek a high level of current income.
Objective, Secondary [Text Block]

As a secondary objective, the Fund seeks growth of income.

On October 9, 2026, the Board of Trustees of the Trust approved the liquidation and closure of the Fund. Accordingly, at the close of business on or about December 3, 2026, the Fund will no longer accept creation orders. Trading on the NYSE Arca, Inc. will cease prior to market open on December 4, 2026. The Fund will cease operations, liquidate its assets, and distribute proceeds to shareholders of record on or about December 11, 2026.

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the SummerHaven Dynamic Commodity Index Total ReturnSM (the “SDCITR”).

USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF GOLD STRATEGY PLUS INCOME FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF Gold Strategy Plus Income Fund (the “Fund”) seeks investment results that generally correspond over the long term to the performance of the price of gold, while generating dividend income through selling gold call options and through collateral interest income.

On October 9, 2026, the Board of Trustees of the Trust approved the liquidation and closure of the Fund. Accordingly, at the close of business on or about November 12, 2026, the Fund will no longer accept creation orders. Trading on the NYSE Arca, Inc. will cease prior to market open on November 13, 2026. The Fund will cease operations, liquidate its assets, and distribute proceeds to shareholders of record on or about November 20, 2026.

USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF Energy Commodity Strategy Absolute Return Fund (the “Fund”) seeks long-term total return.

On October 9, 2026, the Board of Trustees of the Trust approved the liquidation and closure of the Fund. Accordingly, at the close of business on or about November 5, 2026, the Fund will no longer accept creation orders. Trading on the NYSE Arca, Inc. will cease prior to market open on November 6, 2026. The Fund will cease operations, liquidate its assets, and distribute proceeds to shareholders of record on or about November 13, 2026.

USCF Oil Plus Bitcoin Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY — USCF OIL PLUS BITCOIN STRATEGY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The USCF Oil Plus Bitcoin Strategy Fund (the “Fund”) seeks total return.

On October 9, 2026, the Board of Trustees of the Trust approved the liquidation and closure of the Fund. Accordingly, at the close of business on or about November 5, 2026, the Fund will no longer accept creation orders. Trading on the NYSE Arca, Inc. will cease prior to market open on November 6, 2026. The Fund will cease operations, liquidate its assets, and distribute proceeds to shareholders of record on or about November 13, 2026.